FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,312	$ 2,583
Long-term debt, net of current portion	8,369	9,067
Cash and cash equivalents and restricted cash	(7,783)	(9,414)
Net debt	2,898	2,236
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,414	2,059
Long-term debt, net of current portion	3,312	3,777
Cash and cash equivalents and restricted cash	(5,660)	(6,514)
Net debt	(934)	(678)
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	533	227
Long-term debt, net of current portion	4,560	4,868
Cash and cash equivalents and restricted cash	(886)	(1,494)
Net debt	4,207	3,601
ARS
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0	0
Long-term debt, net of current portion	0	0
Cash and cash equivalents and restricted cash	(461)	(364)
Net debt	(461)	(364)
BRL
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	31	28
Long-term debt, net of current portion	86	74
Cash and cash equivalents and restricted cash	(171)	(275)
Net debt	(54)	(173)
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	68	2
Long-term debt, net of current portion	1	0
Cash and cash equivalents and restricted cash	(62)	(85)
Net debt	7	(83)
Other
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	266	267
Long-term debt, net of current portion	410	348
Cash and cash equivalents and restricted cash	(543)	(682)
Net debt	$ 133	$ (67)